Concentration Of Market And Credit Risk (Schedule Of Revenue By Major Customers) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Kosmos Energy Ghana Inc. [Member]
Revenues from significant customers	$ 136,205	$ 90,936
Sarawak Shell Bhd. [Member]
Revenues from significant customers	138,836	84,617	81,538
Chevron Australia [Member]
Revenues from significant customers	199,685	81,577
Noble Energy Mediterranean, Ltd. [Member]
Revenues from significant customers			149,603
Woodside Energy Ltd. [Member]
Revenues from significant customers			$ 114,637